Portfolio of Investments
Columbia Large Cap Growth Fund, April 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.1%
Issuer	Shares	Value ($)
Communication Services 12.3%
Entertainment 2.4%
Electronic Arts, Inc.(a)	430,205	49,155,223
Walt Disney Co. (The)	321,700	34,791,855
Total		83,947,078
Interactive Media & Services 8.7%
Alphabet, Inc., Class A(a)	85,319	114,899,098
Alphabet, Inc., Class C(a)	90,073	121,477,852
Facebook, Inc., Class A(a)	363,973	74,508,913
Total		310,885,863
Wireless Telecommunication Services 1.2%
T-Mobile U.S.A., Inc.(a)	479,800	42,126,440
Total Communication Services		436,959,381
Consumer Discretionary 12.9%
Internet & Direct Marketing Retail 8.1%
Amazon.com, Inc.(a)	116,405	287,985,970
Multiline Retail 1.3%
Target Corp.	430,300	47,221,122
Specialty Retail 1.7%
Home Depot, Inc. (The)	282,600	62,123,958
Textiles, Apparel & Luxury Goods 1.8%
Nike, Inc., Class B	718,300	62,621,394
Total Consumer Discretionary		459,952,444
Consumer Staples 4.4%
Food & Staples Retailing 2.1%
Costco Wholesale Corp.	245,600	74,416,800
Food Products 1.2%
Mondelez International, Inc., Class A	850,300	43,739,432
Household Products 1.1%
Procter & Gamble Co. (The)	334,200	39,392,154
Total Consumer Staples		157,548,386
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 16.0%
Biotechnology 4.5%
AbbVie, Inc.	667,300	54,852,060
Alexion Pharmaceuticals, Inc.(a)	209,634	22,529,366
BioMarin Pharmaceutical, Inc.(a)	295,100	27,155,102
Exact Sciences Corp.(a)	261,400	20,645,372
Vertex Pharmaceuticals, Inc.(a)	134,765	33,852,968
Total		159,034,868
Health Care Equipment & Supplies 3.8%
Abbott Laboratories	575,600	53,007,004
Baxter International, Inc.	457,700	40,634,606
Danaher Corp.	251,343	41,084,527
Total		134,726,137
Health Care Providers & Services 1.9%
Guardant Health, Inc.(a)	256,419	19,734,006
Humana, Inc.	128,100	48,911,142
Total		68,645,148
Life Sciences Tools & Services 0.8%
Bio-Techne Corp.	129,600	29,160,000
Pharmaceuticals 5.0%
Bristol-Myers Squibb Co.	925,600	56,285,736
Eli Lilly and Co.	440,700	68,149,848
Johnson & Johnson	346,600	52,003,864
Total		176,439,448
Total Health Care		568,005,601
Industrials 8.5%
Aerospace & Defense 2.6%
L3 Harris Technologies, Inc.	223,580	43,307,446
Northrop Grumman Corp.	152,000	50,261,840
Total		93,569,286
Building Products 2.4%
Masco Corp.	974,500	39,993,480
Trane Technologies PLC	505,600	44,199,552
Total		84,193,032
Electrical Equipment 1.2%
AMETEK, Inc.	502,400	42,136,288
Columbia Large Cap Growth Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia Large Cap Growth Fund, April 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Machinery 1.1%
Stanley Black & Decker, Inc.	349,400	38,503,880
Road & Rail 1.2%
Norfolk Southern Corp.	250,400	42,843,440
Total Industrials		301,245,926
Information Technology 42.1%
Communications Equipment 2.2%
Cisco Systems, Inc.	1,885,800	79,920,204
Electronic Equipment, Instruments & Components 1.3%
Zebra Technologies Corp., Class A(a)	204,701	47,011,632
IT Services 10.0%
Fidelity National Information Services, Inc.	421,600	55,604,824
Fiserv, Inc.(a)	488,600	50,355,116
International Business Machines Corp.	418,000	52,484,080
PayPal Holdings, Inc.(a)	708,437	87,137,751
Visa, Inc., Class A	612,326	109,434,903
Total		355,016,674
Semiconductors & Semiconductor Equipment 7.2%
Broadcom, Inc.	245,531	66,691,130
Lam Research Corp.	171,800	43,857,104
NVIDIA Corp.	260,560	76,156,477
NXP Semiconductors NV	446,000	44,408,220
Qorvo, Inc.(a)	260,700	25,556,421
Total		256,669,352
Software 14.9%
Adobe, Inc.(a)	242,600	85,793,064
Intuit, Inc.	194,900	52,585,969
Microsoft Corp.(b)	1,541,638	276,276,946
NortonLifeLock, Inc.	1,817,700	38,662,479
Common Stocks (continued)
Issuer	Shares	Value ($)
ServiceNow, Inc.(a)	104,367	36,689,175
VMware, Inc., Class A(a)	296,800	39,035,136
Total		529,042,769
Technology Hardware, Storage & Peripherals 6.5%
Apple, Inc.	781,762	229,681,675
Total Information Technology		1,497,342,306
Real Estate 1.7%
Equity Real Estate Investment Trusts (REITS) 1.7%
Equinix, Inc.	87,600	59,147,520
Total Real Estate		59,147,520
Utilities 1.2%
Electric Utilities 1.2%
American Electric Power Co., Inc.	523,800	43,533,018
Total Utilities		43,533,018
Total Common Stocks (Cost $2,072,662,269)		3,523,734,582

Money Market Funds 0.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.519%(c),(d)	24,720,911	24,725,855
Total Money Market Funds (Cost $24,719,599)		24,725,855
Total Investments in Securities (Cost: $2,097,381,868)		3,548,460,437
Other Assets & Liabilities, Net		6,641,923
Net Assets		3,555,102,360

At April 30, 2020, securities and/or cash totaling $2,440,840 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	116	06/2020	USD	16,833,920	1,275,132	—
2	Columbia Large Cap Growth Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Large Cap Growth Fund, April 30, 2020 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at April 30, 2020.
(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended April 30, 2020 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 0.519%
	16,742,368	616,164,241	(608,185,698)	24,720,911	(5,353)	8,226	684,994	24,725,855
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Large Cap Growth Fund | Quarterly Report 2020	3